SEGMENT INFORMATION - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Current assets	$ 412,984	$ 84,515
Non-current assets	2,029,317	1,314,495
Total assets	2,442,301	1,399,010
Debt, net	718,624	278,473
Current liabilities	129,467	82,357
Non-current liabilities	850,788	321,256
Total liabilities	980,255	403,613
Equity
Non-controlling interest in equity of consolidated subsidiaries	(91)	22,343
Total equity	1,462,046	995,397
Total liabilities and equity	2,442,301	1,399,010
Corporate and Other
Segment Reporting Information [Line Items]
Current assets	286	998
Non-current assets	11,256	1,254
Total assets	11,542	2,252
Debt, net	0	0
Current liabilities	11	3
Non-current liabilities	0	0
Total liabilities	11	3
Equity
Non-controlling interest in equity of consolidated subsidiaries	625
Total equity	11,531	2,249
Total liabilities and equity	11,542	2,252
Railroad | Operating Segments
Segment Reporting Information [Line Items]
Current assets	72,965	1,293
Non-current assets	695,632	5,320
Total assets	768,597	6,613
Debt, net	0	0
Current liabilities	56,690	809
Non-current liabilities	52,180	0
Total liabilities	108,870	809
Equity
Non-controlling interest in equity of consolidated subsidiaries	0	0
Total equity	659,727	5,804
Total liabilities and equity	768,597	6,613
Jefferson Terminal | Operating Segments
Segment Reporting Information [Line Items]
Current assets	296,753	79,288
Non-current assets	987,678	910,640
Total assets	1,284,431	989,928
Debt, net	693,624	253,473
Current liabilities	67,612	52,242
Non-current liabilities	753,113	313,387
Total liabilities	820,725	365,629
Equity
Non-controlling interest in equity of consolidated subsidiaries	(2,604)	20,947
Total equity	463,706	624,299
Total liabilities and equity	1,284,431	989,928
Repauno | Operating Segments
Segment Reporting Information [Line Items]
Current assets	34,943	2,928
Non-current assets	281,599	270,642
Total assets	316,542	273,570
Debt, net	25,000	25,000
Current liabilities	5,135	29,271
Non-current liabilities	27,965	3,000
Total liabilities	33,100	32,271
Equity
Non-controlling interest in equity of consolidated subsidiaries	1,888	1,396
Total equity	283,442	241,299
Total liabilities and equity	316,542	273,570
Power and Gas | Operating Segments
Segment Reporting Information [Line Items]
Current assets	357	8
Non-current assets	0	126,639
Total assets	357	126,647
Debt, net	0	0
Current liabilities	19	32
Non-current liabilities	17,530	4,869
Total liabilities	17,549	4,901
Equity
Non-controlling interest in equity of consolidated subsidiaries	0	0
Total equity	(17,192)	121,746
Total liabilities and equity	357	126,647
Sustainability and Energy Transition | Operating Segments
Segment Reporting Information [Line Items]
Current assets	7,680	0
Non-current assets	53,152	0
Total assets	60,832	0
Debt, net	0	0
Current liabilities	0	0
Non-current liabilities	0	0
Total liabilities	0	0
Equity
Non-controlling interest in equity of consolidated subsidiaries	0	0
Total equity	60,832	0
Total liabilities and equity	$ 60,832	$ 0